Note 3 - Business Segments and Sales of Products - Information About Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Line Items]
Total consolidated sales	$ 411,433		$ 205,334		$ 1,103,902		$ 720,246		$ 542,549
Salaries, wages and other benefits	50,180		39,559		168,079		152,733		135,923
Contractors	13,552		15,250		75,094		62,945		26,195
Materials and consumables	45,407		43,188		179,755		162,453		136,504
Product inventory change	1,872		(5,879)		152		(5,672)		11,386
Other operating expense	13,399		14,719		44,233		49,100		41,523
Depreciation, depletion and amortization	33,768		29,816		126,784		115,503		89,747
Gross profit	253,255		68,681		509,805		183,184		101,271
Other segment items	30,148	[1]	21,276	[2]	113,396	[3]	59,422	[4],[5]	89,262	[4]
Income from operations	223,107		47,405		396,409		123,762		12,009
Interest expense	(5,656)		(11,392)		40,991		49,331		43,065
Fair value adjustments, net	(5,945)		3,388		8,332		3,541		1,735
Foreign exchange (loss) gain, net	498		(367)		(6,019)		8,063		(4,145)
Other income	3,549		942		(930)		4,169		5,465
Income (loss) before income and mining taxes	215,553		39,976		356,801		90,204		(28,001)
Capital additions	39,265		37,838		190,875		153,788		153,831
Identifiable assets	3,376,293				3,560,645		2,981,060
Assets of discontinued operations	0				751,729		677,276
Total assets of reportable segments	3,376,293				2,808,916
Operating Segments [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits			39,501		167,481		152,527		132,894
Contractors			8,319		37,799		43,249		25,070
Materials and consumables			43,082		179,076		161,828		134,898
Product inventory change			(5,879)		152		(5,672)		11,117
Other operating expense			14,719		44,231		49,100		41,352
Depreciation, depletion and amortization			29,816		126,784		115,503		89,607
Gross profit			68,688		509,261		183,155		101,368
Capital additions			36,641		185,742		152,256		153,551
Identifiable assets					1,834,213		1,566,261		1,510,465
Metal Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	406,781		198,246		1,064,784		699,690		537,266
Metal Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales			198,246		1,064,784		699,690		536,306
Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	4,652		7,088		39,118		20,556		5,283
Environmental Remediation Services [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales			0		0		0		0
Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	1,639		986		6,123		3,834		0
Intersegment Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales			986		6,123		3,834		0
Reconciliation of Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	413,072		206,320		1,110,025		724,080		542,549
Reconciliation of Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales			199,232		1,070,907		703,524		536,306
Elimination of Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	(1,639)		(986)		(6,123)		(3,834)		0
Elimination of Intersegment Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales			(986)		(6,123)		(3,834)
Greens Creek [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits	20,582		18,253		75,888		69,990		68,183
Contractors	2,705		905		7,425		6,135		5,917
Materials and consumables	27,595		25,665		106,959		93,223		89,850
Product inventory change	5,383		901		1,258		5,858		4,266
Other operating expense	10,110		10,325		42,691		39,471		37,684
Depreciation, depletion and amortization	15,983		13,589		55,960		53,450		53,995
Gross profit	168,641		48,505		322,646		153,447		124,609
Capital additions	6,113		10,759		54,617		47,795		43,542
Identifiable assets	707,216				640,011		564,334		569,369
Greens Creek [Member] | Metal Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	250,999		118,143		612,827		421,574		384,504
Greens Creek [Member] | Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Greens Creek [Member] | Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Greens Creek [Member] | Reconciliation of Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	250,999		118,143		612,827		421,574		384,504
Greens Creek [Member] | Elimination of Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales			0
Lucky Friday [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits	20,523		14,776		63,134		52,879		43,142
Contractors	3,956		3,863		15,628		14,154		8,681
Materials and consumables	10,445		11,423		44,817		39,957		27,030
Product inventory change	(293)		1,182		346		(2,628)		8,014
Other operating expense	542		(620)		(1,290)		657		(6,519)
Depreciation, depletion and amortization	13,609		13,425		51,055		41,673		29,384
Gross profit	60,574		19,145		132,950		56,462		6,552
Other segment items							2,207		25,548
Capital additions	17,018		15,446		72,933		49,592		65,337
Identifiable assets	681,365				688,997		587,945		578,110
Lucky Friday [Member] | Metal Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	109,356		63,194		306,640		203,154		116,284
Lucky Friday [Member] | Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Lucky Friday [Member] | Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Lucky Friday [Member] | Reconciliation of Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	109,356		63,194		306,640		203,154		116,284
Lucky Friday [Member] | Elimination of Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales			0
Keno Hill [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits	8,897		6,472		28,459		29,658		21,569
Contractors	2,251		3,551		14,746		22,960		10,472
Materials and consumables	7,273		5,994		27,300		28,648		18,018
Product inventory change	(3,218)		(7,962)		(1,452)		(8,902)		(1,163)
Other operating expense	2,720		5,014		2,830		8,972		10,187
Depreciation, depletion and amortization	4,176		2,802		19,769		20,380		6,228
Gross profit	24,327		1,038		53,665		(26,754)		(29,793)
Other segment items							26,754		29,793
Capital additions	15,025		10,436		58,192		54,869		44,672
Identifiable assets	492,688				505,205		413,982		362,986
Keno Hill [Member] | Metal Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	46,426		16,909		145,317		74,962		35,518
Keno Hill [Member] | Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Keno Hill [Member] | Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	1,639		986		6,123		3,834		0
Keno Hill [Member] | Reconciliation of Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	48,065		17,895		151,440		78,796		35,518
Keno Hill [Member] | Elimination of Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	(1,639)		(986)		(6,123)		(3,834)
Other [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits	178		58		598		206		3,029
Contractors	4,640		6,931		37,295		19,696		1,125
Materials and consumables	94		106		679		625		1,606
Product inventory change	0		0		0		0		269
Other operating expense	27		0		2		0		171
Depreciation, depletion and amortization	0		0		0		0		140
Gross profit	(287)		(7)		544		29		(97)
Capital additions	1,109		1,197		5,133		1,532		280
Identifiable assets	1,495,024				974,703		737,523		820,841
Other [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Salaries, wages and other benefits	50,002
Contractors	8,912
Materials and consumables	45,313
Product inventory change	1,872
Other operating expense	13,372
Depreciation, depletion and amortization	33,768
Gross profit	253,542
Capital additions	38,156
Other [Member] | Metal Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		960
Other [Member] | Metal Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales	406,781
Other [Member] | Environmental Remediation Services [Member]
Segment Reporting [Line Items]
Total consolidated sales	4,652				39,118		20,556		5,283
Other [Member] | Environmental Remediation Services [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales	0
Other [Member] | Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	0		0		0		0		0
Other [Member] | Intersegment Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales	1,639
Other [Member] | Reconciliation of Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales	4,652		7,088		$ 39,118		$ 20,556		$ 6,243
Other [Member] | Reconciliation of Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales	408,420
Other [Member] | Elimination of Intersegment Sales [Member]
Segment Reporting [Line Items]
Total consolidated sales			$ 0
Other [Member] | Elimination of Intersegment Sales [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Total consolidated sales	$ (1,639)

[1]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

[2]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.
[3]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.
[4]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.
[5]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.